UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        January 29, 2009
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      95
Form 13F Information Table Value Total:      $83674
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      211     3666 SH       SOLE                                       3666
AT & T Inc                     COM              00206R102      499    17521 SH       SOLE                                      17521
Abbott Laboratories            COM              002824100      718    13451 SH       SOLE                                      13451
Adobe Systems Inc              COM              00724F101     1150    54006 SH       SOLE                                      54006
Aflac                          COM              001055102     1656    36126 SH       SOLE                                      36126
Ametek Inc                     COM              031100100      965    31939 SH       SOLE                                      31939
Amgen Inc.                     COM              031162100      544     9414 SH       SOLE                                       9414
Amphenol Corp New Cl A         COM              032095101      333    13879 SH       SOLE                                      13879
Apache Corporation             COM              037411105      807    10831 SH       SOLE                                      10831
Aptargroup Inc                 COM              038336103      371    10540 SH       SOLE                                      10540
Autozone Inc                   COM              053332102     1247     8943 SH       SOLE                                       8943
Bard C.R. Inc.                 COM              067383109      880    10438 SH       SOLE                                      10438
Becton Dickinson & Co          COM              075887109     1636    23925 SH       SOLE                                      23925
Bristol-Myers Squibb           COM              110122108      379    16316 SH       SOLE                                      16316
Brown & Brown                  COM              115236101      313    14955 SH       SOLE                                      14955
C H Robinson Worldwide Inc New COM              12541W209     2401    43636 SH       SOLE                                      43636
CVS Corp                       COM              126650100      762    26530 SH       SOLE                                      26530
Canadian National Railway Corp COM              136375102      393    10694 SH       SOLE                                      10694
Caterpillar Inc                COM              149123101      245     5484 SH       SOLE                                       5484
Church & Dwight Inc            COM              171340102      821    14624 SH       SOLE                                      14624
Cimarex Energy Co.             COM              171798101      241     9000 SH       SOLE                                       9000
Cisco Systems                  COM              17275R102      229    14023 SH       SOLE                                      14023
Clarcor Inc                    COM              179895107      735    22157 SH       SOLE                                      22157
Danaher Corp                   COM              235851102     1359    23998 SH       SOLE                                      23998
Dentsply Intl                  COM              249030107      595    21064 SH       SOLE                                      21064
Dominion Resources             COM              25746U109      430    12000 SH       SOLE                                      12000
Donaldson Company Inc          COM              257651109     1133    33659 SH       SOLE                                      33659
Eaton Vance                    COM              278265103      485    23102 SH       SOLE                                      23102
Ecolab                         COM              278865100     1647    46852 SH       SOLE                                      46852
Emerson Electric Co            COM              291011104     2453    67009 SH       SOLE                                      67009
Euronet Worldwide Inc          COM              298736109      120    10300 SH       SOLE                                      10300
Expeditors Int'l Wash          COM              302130109     1424    42808 SH       SOLE                                      42808
Exxon Mobil Corp               COM              30231G102     3661    45862 SH       SOLE                                      45862
FPL Group                      COM              302571104      559    11106 SH       SOLE                                      11106
Factset Research System        COM              303075105      702    15861 SH       SOLE                                      15861
Fastenal Co                    COM              311900104     1073    30782 SH       SOLE                                      30782
Fiserv Inc.                    COM              337738108     1334    36685 SH       SOLE                                      36685
Freeport-McMoran Copper & Gold COM              35671D857      220     9000 SH       SOLE                                       9000
General Dynamics               COM              369550108      634    11014 SH       SOLE                                      11014
General Electric Co            COM              369604103      390    24050 SH       SOLE                                      24050
Genzyme Corp                   COM              372917104      322     4850 SH       SOLE                                       4850
Gilead Sciences Inc            COM              375558103     1793    35056 SH       SOLE                                      35056
Grainger (WW) Inc              COM              384802104     2404    30487 SH       SOLE                                      30487
Harris Corp                    COM              413875105     1205    31656 SH       SOLE                                      31656
Helmerich & Payne              COM              423452101      413    18150 SH       SOLE                                      18150
Henry Schein Inc.              COM              806407102      385    10500 SH       SOLE                                      10500
Idexx Labs                     COM              45168D104     1298    35975 SH       SOLE                                      35975
Illinois Tool Works            COM              452308109     2095    59764 SH       SOLE                                      59764
Immucor Inc.                   COM              452526106      399    15025 SH       SOLE                                      15025
Int'l Business Mach            COM              459200101     1457    17315 SH       SOLE                                      17315
Iron Mountain Inc PA           COM              462846106      477    19300 SH       SOLE                                      19300
John Wiley & Sons              COM              968223206      293     8240 SH       SOLE                                       8240
Johnson & Johnson              COM              478160104     2765    46215 SH       SOLE                                      46215
Johnson Controls               COM              478366107      911    50186 SH       SOLE                                      50186
Kellogg Co                     COM              487836108      717    16350 SH       SOLE                                      16350
Knight Transportation Inc      COM              499064103      382    23700 SH       SOLE                                      23700
Linear Technology Corp         COM              535678106      252    11400 SH       SOLE                                      11400
Marshall & Ilsley Corp         COM              571837103      145    10625 SH       SOLE                                      10625
McCormick & Co                 COM              579780206      977    30659 SH       SOLE                                      30659
Mettler Toledo International   COM              592688105      307     4556 SH       SOLE                                       4556
Monsanto Co                    COM              61166W101      308     4381 SH       SOLE                                       4381
Nike Inc Cl B                  COM              654106103      436     8550 SH       SOLE                                       8550
Noble Energy Inc.              COM              655044105      443     9000 SH       SOLE                                       9000
O'Reilly Automotive            COM              686091109      515    16738 SH       SOLE                                      16738
Parker Hannifin Corp           COM              701094104      381     8950 SH       SOLE                                       8950
Paychex Inc                    COM              704326107      327    12436 SH       SOLE                                      12436
Pharmaceutical Prod Dev        COM              717124101      484    16685 SH       SOLE                                      16685
Praxair Inc                    COM              74005P104     1255    21139 SH       SOLE                                      21139
Procter & Gamble Co            COM              742718109     2780    44963 SH       SOLE                                      44963
Qualcomm Inc                   COM              747525103     1666    46492 SH       SOLE                                      46492
Quest Diagnostics              COM              74834L100      275     5302 SH       SOLE                                       5302
Questar Corporation            COM              748356102      242     7400 SH       SOLE                                       7400
RPM Inc                        COM              749685103      598    44968 SH       SOLE                                      44968
Ritchie Bros Auction           COM              767744105      366    17100 SH       SOLE                                      17100
Robert Half Intl Com           COM              770323103      208    10000 SH       SOLE                                      10000
Roper Inds Inc New Com         COM              776696106      558    12865 SH       SOLE                                      12865
Schlumberger Ltd               COM              806857108      271     6400 SH       SOLE                                       6400
Sigma-Aldrich Corp             COM              826552101     2704    64024 SH       SOLE                                      64024
St. Jude Med Inc.              COM              790849103      233     7075 SH       SOLE                                       7075
Staples Inc                    COM              855030102      766    42739 SH       SOLE                                      42739
Stericycle Inc                 COM              858912108     1227    23558 SH       SOLE                                      23558
Stratasys Inc.                 COM              862685104      118    11000 SH       SOLE                                      11000
Strayer Education Inc          COM              863236105     1304     6081 SH       SOLE                                       6081
Stryker Corp                   COM              863667101     1976    49472 SH       SOLE                                      49472
SunTrust Banks Inc             COM              867914103      236     8000 SH       SOLE                                       8000
Suncor Energy Inc.             COM              867229106      261    13400 SH       SOLE                                      13400
Syngenta Adr                   COM              87160A100      664    16962 SH       SOLE                                      16962
T Rowe Price Assoc             COM              74144T108     1090    30745 SH       SOLE                                      30745
Techne Corporation             COM              878377100      819    12696 SH       SOLE                                      12696
Teva Pharmaceutical            COM              881624209     2142    50315 SH       SOLE                                      50315
Trimble Navigation Ltd         COM              896239100      606    28046 SH       SOLE                                      28046
United Technologies            COM              913017109     2209    41222 SH       SOLE                                      41222
WGL Holdings Inc.              COM              92924f106      713    21826 SH       SOLE                                      21826
Walgreen Co                    COM              931422109      493    19982 SH       SOLE                                      19982
Zimmer Holdings Inc            COM              98956P102      247     6122 SH       SOLE                                       6122